ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Reclassifications out of accumulated other comprehensive income (loss)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 626
Other comprehensive income (loss) before reclassifications	(1,633)
Amounts reclassified from accumulated other comprehensive income	(464)
Net current period other comprehensive income (loss)	(2,097)
Ending balance	(1,471)
Unrealized gains (losses) on available-for-sale marketable securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	24
Other comprehensive income (loss) before reclassifications	32	[1]
Amounts reclassified from accumulated other comprehensive income	(117)	[1]
Net current period other comprehensive income (loss)	(85)	[1]
Ending balance	(61)	[1]
Unrealized gains (losses) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	152
Other comprehensive income (loss) before reclassifications	179	[1]
Amounts reclassified from accumulated other comprehensive income	(347)	[1]
Net current period other comprehensive income (loss)	(168)	[1]
Ending balance	(16)	[1]
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	450
Other comprehensive income (loss) before reclassifications	(1,844)
Amounts reclassified from accumulated other comprehensive income
Net current period other comprehensive income (loss)	(1,844)
Ending balance	$ (1,394)

[1]	Refer to Note 3 and Note 12 for the affected line item in the statement of income.